Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.00654%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$822,835.52

Principal:
Principal Collections	$12,399,341.63
Prepayments in Full	$4,663,409.00
Liquidation Proceeds	$95,777.01
Recoveries	$61,605.84
Sub Total	$17,220,133.48
Collections	$18,042,969.00

Purchase Amounts:
Purchase Amounts Related to Principal	$35,308.03
Purchase Amounts Related to Interest	$129.54
Sub Total	$35,437.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,078,406.57

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,078,406.57
Servicing Fee	$256,711.00	$256,711.00	$0.00	$0.00	$17,821,695.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,821,695.57
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,821,695.57
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,821,695.57
Interest - Class A-3 Notes	$315,132.45	$315,132.45	$0.00	$0.00	$17,506,563.12
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$17,163,343.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,163,343.12
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$17,044,654.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,044,654.95
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$16,959,577.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,959,577.87
Regular Principal Payment	$15,299,220.91	$15,299,220.91	$0.00	$0.00	$1,660,356.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,660,356.96
Residual Released to Depositor	$0.00	$1,660,356.96	$0.00	$0.00	$0.00
Total		$18,078,406.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,299,220.91
Total					$15,299,220.91

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,299,220.91	$47.66	$315,132.45	$0.98	$15,614,353.36	$48.64
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$15,299,220.91	$14.53	$862,117.70	$0.82	$16,161,338.61	$15.35

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$101,112,015.00	0.3149711	$85,812,794.09	0.2673129
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$258,542,015.00	0.2456153	$243,242,794.09	0.2310810

Pool Information
Weighted Average APR	3.038%	3.057%
Weighted Average Remaining Term	29.82	29.10
Number of Receivables Outstanding	17,926	17,371
Pool Balance	$308,053,194.50	$290,714,932.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$281,583,868.04	$266,024,573.20
Pool Factor	0.2625263	0.2477505

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$24,690,359.52
Targeted Overcollateralization Amount	$47,472,138.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,472,138.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$144,426.11
(Recoveries)		68	$61,605.84
Net Loss for Current Collection Period			$82,820.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3226%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6831%
Second Prior Collection Period			0.9150%
Prior Collection Period			1.3035%
Current Collection Period			0.3320%
Four Month Average (Current and Prior Three Collection Periods)			0.8084%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,412	$6,387,626.85
(Cumulative Recoveries)			$1,354,506.90
Cumulative Net Loss for All Collection Periods			$5,033,119.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4289%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,523.82
Average Net Loss for Receivables that have experienced a Realized Loss			$3,564.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	204	$4,723,041.90
61-90 Days Delinquent	0.34%	35	$1,000,976.05
91-120 Days Delinquent	0.05%	6	$143,291.20
Over 120 Days Delinquent	0.20%	17	$586,503.95
Total Delinquent Receivables	2.22%	262	$6,453,813.10

Repossession Inventory:
Repossessed in the Current Collection Period		7	$213,658.82
Total Repossessed Inventory		13	$397,868.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2758%
Prior Collection Period			0.3124%
Current Collection Period			0.3339%
Three Month Average			0.3073%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5953%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$1,488,807.35
2 Months Extended	80	$2,021,395.28
3+ Months Extended	14	$311,105.28

Total Receivables Extended	151	$3,821,307.91
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer